UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 012/31/06
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
February 15, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 83
Form 13F Information Table Value Total: 3,361,133

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AMR Corp.                      COM              001765106     5444   180090 SH       Sole                            180090
Alaska Air Group               COM              011659109     1494    37815 SH       Sole                             37815
Allstate Insurance Grp.        COM              020002101   162746  2499553 SH       Sole                           2499553
Altria Group Inc               COM              02209S103   112091  1306122 SH       Sole                           1306122
American Express Co.           COM              025816109      237     3910 SH       Sole                              3910
American International Group   COM              026874107   134501  1876935 SH       Sole                           1876935
American Woodmark Corp         COM              030506109    15632   373520 SH       Sole                            373520
Anadarko Petroleum Corp.       COM              032511107   110303  2534545 SH       Sole                           2534545
BHP BILLITON LTD SPONSORED ADR COM              088606108    91601  2304435 SH       Sole                           2304435
Bank of America Corp           COM              060505104      614    11505 SH       Sole                             11505
Beazer Homes Inc.              COM              07556Q105    42743   909223 SH       Sole                            909223
Berkshire Hathaway CL B        COM              084670207      312       85 SH       Sole                                85
Black & Decker Corp            COM              091797100    43981   549974 SH       Sole                            549974
CHAPARRAL STL CO DEL COM       COM              159423102    25601   578282 SH       Sole                            578282
Capital One Financial Corp.    COM              14040H105   128855  1677362 SH       Sole                           1677362
Caterpillar                    COM              149123101    88825  1448314 SH       Sole                           1448314
Cemex S A Sponsor ADR New Rep  COM              151290889   186979  5518853 SH       Sole                           5518853
Centex Corp                    COM              152312104    92400  1642084 SH       Sole                           1642084
ChevronTexaco Corp.            COM              166764100      224     3045 SH       Sole                              3045
Cisco Systems Inc              COM              17275R102      659    24099 SH       Sole                             24099
Citigroup Inc.                 COM              172967101   145439  2611107 SH       Sole                           2611107
ConocoPhillips                 COM              20825C104   143254  1991028 SH       Sole                           1991028
Countrywide Financial Corp.    COM              222372104   157713  3715253 SH       Sole                           3715253
DEVON ENERGY CORP NEW COM      COM              25179M103   104484  1557605 SH       Sole                           1557605
DOLLAR THRIFTY AUTOMOT COM     COM              256743105      219     4800 SH       Sole                              4800
Dell Inc.                      COM              24702R101      307    12244 SH       Sole                             12244
EMBARQ CORP COM                COM              29078E105     2458    46773 SH       Sole                             46773
Eagle Materials Inc            COM              26969P108    13951   322719 SH       Sole                            322719
El Paso Corporation            COM              28336l109      162    10609 SH       Sole                             10609
Exxon Mobil Corp.              COM              30231G102      958    12497 SH       Sole                             12497
FIDELITY NATIONAL FINANCIAL-A  COM              31620R105    56712  2374887 SH       Sole                           2374887
FIDELITY NATL INFO SVC COM     COM              31620M106    42489  1059835 SH       Sole                           1059835
Fannie Mae                     COM              313586109     8777   147783 SH       Sole                            147783
General Electric               COM              369604103     1525    40978 SH       Sole                             40978
Goldman Sachs Group Inc.       COM              38141G104     1482     7435 SH       Sole                              7435
Goodyear Tire & Rubber         COM              382550101      231    11000 SH       Sole                             11000
Graco Inc.                     COM              384109104     8639   218051 SH       Sole                            218051
Harley Davidson Inc.           COM              412822108    29982   425460 SH       Sole                            425460
Home Depot                     COM              437076102      424    10554 SH       Sole                             10554
Houston Exploration            COM              442120101     5005    96650 SH       Sole                             96650
Intel Corp                     COM              458140100      324    16000 SH       Sole                             16000
International Business Machine COM              459200101    14615   150438 SH       Sole                            150438
J.P. Morgan Chase & Co.        COM              46625H100      477     9884 SH       Sole                              9884
Johnson & Johnson              COM              478160104   137200  2078164 SH       Sole                           2078164
LONE STAR TECHNOLOGIES COM     COM              542312103     2865    59175 SH       Sole                             59175
Lamson & Sessions              COM              513696104     3348   138000 SH       Sole                            138000
Lowes Companies Inc.           COM              548661107      285     9141 SH       Sole                              9141
MARSHALL EDWARDS INC COM       COM              572322303      237    77397 SH       Sole                             77397
Masco Corp                     COM              574599106    30681  1027158 SH       Sole                           1027158
Meritage Corp.                 COM              59001A102    51520  1079635 SH       Sole                           1079635
Merrill Lynch                  COM              590188108   167787  1802224 SH       Sole                           1802224
Microsoft Corp                 COM              594918104      945    31641 SH       Sole                             31641
Mohawk Industries, Inc.        COM              608190104    16396   219019 SH       Sole                            219019
Morgan Stanley                 COM              617446448    28787   353514 SH       Sole                            353514
NOVAGOLD RES INC COM NEW       COM              66987E206    10891   634700 SH       Sole                            634700
NVR Inc.                       COM              62944T105    98711   153041 SH       Sole                            153041
Nabors Industries LTD New (Ber COM              G6359F103   112645  3782587 SH       Sole                           3782587
National RV Holdings           COM              637277104     1621   439350 SH       Sole                            439350
Novogen LTD                    COM              67010F103     2557   251710 SH       Sole                            251710
OPENTV CORP CL A               COM              G67543101      464   200000 SH       Sole                            200000
Patterson Energy Inc.          COM              703481101    67473  2904574 SH       Sole                           2904574
Pfizer Inc                     COM              717081103    41048  1584881 SH       Sole                           1584881
Polaris Industries, Inc.       COM              731068102    21169   452040 SH       Sole                            452040
Pulte Homes, Inc.              COM              745867101    14897   449800 SH       Sole                            449800
RTI International Metals Inc.  COM              74973W107    24800   317055 SH       Sole                            317055
Rush Enterprises CLA           COM              781846209     3496   206605 SH       Sole                            206605
Rush Enterprises CLB           COM              781846308     4466   283005 SH       Sole                            283005
Stanley Furniture Inc New      COM              854305208    17922   835505 SH       Sole                            835505
Terex Corp Del                 COM              880779103    83287  1289669 SH       Sole                           1289669
Texas Industries Inc.          COM              882491103      449     6990 SH       Sole                              6990
Thor Industries Inc.           COM              885160101    73273  1665679 SH       Sole                           1665679
Toll Brothers Inc.             COM              889478103    63526  1971010 SH       Sole                           1971010
U S Bancorp Del New            COM              902973304      561    15510 SH       Sole                             15510
United Technologies Corp.      COM              913017109      461     7380 SH       Sole                              7380
UnitedHealth Group Inc.        COM              91324P102   131753  2452138 SH       Sole                           2452138
Wal-Mart Stores                COM              931142103      392     8492 SH       Sole                              8492
Washington Mutual Inc.         COM              939322103    58635  1288972 SH       Sole                           1288972
Wells Fargo & Co.              COM              949746101      236     6640 SH       Sole                              6640
Whirlpool Corp                 COM              963320106    41515   500055 SH       Sole                            500055
Winnebago Inds. Inc.           COM              974637100    30466   925729 SH       Sole                            925729
Wyeth                          COM              983024100      604    11863 SH       Sole                             11863
YRC WORLDWIDE INC              COM              984249102    28567   757152 SH       Sole                            757152
Muhlenkamp Fund                                 962096103      325 3733.610 SH      Sole                         3733.6100